Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term debt
Long-term debt is summarized as follows at December 31, (in thousands):

	2014	2013
Borrowings under the revolving credit facility (the “Credit Agreement”)	$59,300	$59,300
Capital leases	8	23
Notes payable	4,896	5,801
Other debt	91	183
Total long-term debt	64,295	65,307
Less current portion of long-term debt	(2,442)	(2,111)
Total long-term debt, non-current	$61,853	$63,196

Summary of debt maturities
At December 31, 2014, debt maturities on consolidated debt were as follows (in thousands):

2015	$2,434
2016	1,249
2017	60,604
2018	—
2019	—
Total long-term debt	$64,287
Capital leases	8
Total long-term debt and capital leases	$64,295